CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME/(LOSS) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 5,129	¥ 35,716	¥ 31,104	¥ 26,993
Less: Sales tax and surcharges	(7)	(50)	(139)	(197)
Net revenues	5,122	35,666	30,965	26,796
Cost of revenues	(1,059)	(7,372)	(6,324)	(4,678)
Gross profit	4,063	28,294	24,641	22,118
Operating expenses:
Product development	(1,533)	(10,670)	(9,620)	(8,259)
Sales and marketing	(1,335)	(9,295)	(9,596)	(8,294)
General and administrative	(472)	(3,289)	(2,820)	(2,622)
Total operating expenses	(3,340)	(23,254)	(22,036)	(19,175)
Income from operations	723	5,040	2,605	2,943
Interest income	301	2,094	1,899	988
Interest expense	(241)	(1,677)	(1,508)	(1,286)
Other income/(expense)	521	3,630	(1,075)	879
Income before income tax expense and equity in loss of affiliates	1,304	9,087	1,921	3,524
Income tax expense	(250)	(1,742)	(793)	(1,285)
Equity in loss of affiliates	(50)	(347)	(32)	(65)
Net Income	1,004	6,998	1,096	2,174
Net (income)/loss attributable to non-controlling interests	8	57	16	(19)
Accretion to redemption value of redeemable non-controlling interests	(6)	(44)
Net Income attributable to Trip.com Group Limited	1,006	7,011	1,112	2,155
Net Income	1,004	6,998	1,096	2,174
Other comprehensive income/(expense):
Foreign currency translation	(40)	(289)	(1,072)	723
Unrealized securities holding gains/(losses), net of tax	38	266	(696)	4,686
Reclassification adjustment for net gain recognized on disposal of available-for-sale debt investment | ¥				(40)
Total comprehensive income/(loss)	1,002	6,975	(672)	7,543
Comprehensive (income)/loss attributable to non-controlling interests	2	13	16	(19)
Comprehensive income/(loss) attributable to Trip.com Group Limited	$ 1,004	¥ 6,988	¥ (656)	¥ 7,524
Weighted average ordinary shares outstanding
- Basic shares (in shares)	70,983,996	70,983,996	68,403,426	66,300,808
- Diluted shares (in shares)	80,244,014	80,244,014	70,924,623	71,775,893
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 132	¥ 919	¥ 934	¥ 1,013
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	21	144	156	186
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 94	¥ 651	¥ 617	¥ 635
Ordinary shares
Earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	$ 14.19	¥ 98.78	¥ 16.25	¥ 32.51
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	13.22	92.02	15.67	30.75
ADS
Earnings per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)	1.77	12.35	2.03	4.06
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)	$ 1.65	¥ 11.50	¥ 1.96	¥ 3.84
Accommodation reservation
Revenues:
Total revenues	$ 1,941	¥ 13,514	¥ 11,580	¥ 9,531
Transportation ticketing
Revenues:
Total revenues	2,004	13,952	12,947	12,221
Packaged-tour
Revenues:
Total revenues	651	4,534	3,772	2,973
Corporate travel
Revenues:
Total revenues	180	1,255	981	753
Others
Revenues:
Total revenues	$ 353	¥ 2,461	¥ 1,824	¥ 1,515